1. General information (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General Information Details Narrative
Comprehensive profit (loss) for the year	$ 691,265	$ (1,183,567)	$ 1,140,052
Working capital	$ (3,300,000)